Equity (Common Stock) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends Payable [Line Items]
Dividend Per Share													$ 1.475	$ 1.325	$ 1.010
Dividend Aggregate													$ 1,653	$ 1,499	$ 1,119
Common stock
Dividends Payable [Line Items]
Declaration Date	Oct. 27, 2015	Jul. 07, 2015	Apr. 28, 2015	Jan. 06, 2015	Oct. 28, 2014	Jul. 07, 2014	Apr. 22, 2014	Jan. 06, 2014	Oct. 22, 2013	Jun. 25, 2013	Apr. 23, 2013	Jan. 04, 2013
Record Date	Nov. 06, 2015	Aug. 07, 2015	May 11, 2015	Feb. 06, 2015	Nov. 07, 2014	Aug. 08, 2014	May 09, 2014	Feb. 06, 2014	Nov. 08, 2013	Aug. 09, 2013	May 09, 2013	Feb. 06, 2013
Payment Date	Dec. 11, 2015	Sep. 11, 2015	Jun. 12, 2015	Mar. 13, 2015	Dec. 12, 2014	Sep. 12, 2014	Jun. 13, 2014	Mar. 13, 2014	Dec. 13, 2013	Sep. 13, 2013	Jun. 13, 2013	Mar. 13, 2013
Dividend Per Share	$ 0.375	$ 0.375	$ 0.375	$ 0.350	$ 0.35	$ 0.350	$ 0.350	$ 0.275	$ 0.275	$ 0.275	$ 0.275	$ 0.185
Dividend Aggregate	$ 419	$ 420	$ 420	$ 394	$ 398	$ 395	$ 395	$ 311	$ 311	$ 303	$ 302	$ 203	$ 1,653	$ 1,499	$ 1,119